Borrowings and financial liabilities - Issuance of non-convertible notes to ATLAS (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2021	Sep. 20, 2021	Jun. 30, 2021	May 27, 2021	Aug. 28, 2020	Jun. 19, 2020	Apr. 30, 2020	Apr. 29, 2020
Borrowings and financial liabilities
Balance at beginning of period		€ 28,863
(+) Gross proceed Tr A & B	€ 677
(-) Fees charged on the bond loan			€ (125)	€ (453)
Balance at end of period		23,640	28,863
Amount of agreement	€ 10,000						€ 32,000				€ 24,000
Principal amount of loan outstanding		€ 10,000	15,000				€ 4,000
Commitment fee withheld from proceeds			€ 375
Subscription price as percentage of nominal value		97.00%	97.00%
Other issuance costs			€ 66
Discount Rate on Issue of Notes		3.00%
Discount on Issue of Bond		€ 450
Non-convertible Bonds to ATLAS [Member]
Borrowings and financial liabilities
(+) Gross proceed Tr A & B			14,550
Convertible Notes to Atlas [Member]
Borrowings and financial liabilities
Balance at beginning of period		6,627
(+) Gross proceed Tr A & B			14,550
(+/-) Change in the fair value of financial liabilities		€ 546	3,017
Balance at end of period			€ 6,627
Subscription price as percentage of nominal value		97.00%
ATLAS Tranche 1 Member
Borrowings and financial liabilities
Principal amount of loan outstanding												€ 3,000
ATLAS Tranche 2 Member
Borrowings and financial liabilities
Principal amount of loan outstanding										€ 3,000
ATLAS Tranche 3 Member
Borrowings and financial liabilities
Principal amount of loan outstanding									€ 3,000
Discount on Issue of Bond		€ 125
ATLAS Tranche 4 Member
Borrowings and financial liabilities
Principal amount of loan outstanding								€ 3,000
Atlas Tranche 6 Member
Borrowings and financial liabilities
Principal amount of loan outstanding						€ 3,000
Atlas Tranche 8 Member
Borrowings and financial liabilities
Principal amount of loan outstanding					€ 3,000